Income Tax (Details 4) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Income Tax - Deferred Tax Carry Forwards Details 4
Tax loss carry forwards	$ 4,270	$ 4,459
Less: Valuation allowance	(4,270)	(4,459)
Total